FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following fair value hierarchy table presents information about the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

Quoted Prices
	In Active	Significant
	Market for	Other	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Forward exchange rate contract receivable
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$7	$—	$7

Interest rate swap liabilities
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$363	$—	$363